Risk management - Spain Home Purchase Loans (Details) - Home purchase loans - SPAIN € in Millions	6 Months Ended
Jun. 30, 2019 EUR (€)
Credit risk
Percentage secured by mortgage	99.41%
Gross carrying amount
Credit risk
Financial assets	€ 63,102
Maximum
Credit risk
Loan-to-value (LTV) ratio	80.00%
Weighted average
Credit risk
Affordability Rate	28.35%
Less Than 80%
Credit risk
Percentage of portfolio with LTV less than 80%	84.96%
Nonperforming
Credit risk
Financial assets	€ 2,503
Without collateral | Gross carrying amount
Credit risk
Financial assets	374
Without collateral | Nonperforming
Credit risk
Financial assets	26
With property collateral
Credit risk
Financial assets	62,728
With property collateral | Gross carrying amount
Credit risk
Financial assets	62,728
With property collateral | Less than or equal to 40%
Credit risk
Financial assets	16,299
With property collateral | More than 40% and less than or equal to 60%
Credit risk
Financial assets	18,919
With property collateral | More than 60% and less than or equal to 80%
Credit risk
Financial assets	18,078
With property collateral | More than 80% and less than or equal to 100%
Credit risk
Financial assets	5,558
With property collateral | More than 100%
Credit risk
Financial assets	3,874
With property collateral | Nonperforming
Credit risk
Financial assets	2,477
With property collateral | Nonperforming | Less than or equal to 40%
Credit risk
Financial assets	220
With property collateral | Nonperforming | More than 40% and less than or equal to 60%
Credit risk
Financial assets	306
With property collateral | Nonperforming | More than 60% and less than or equal to 80%
Credit risk
Financial assets	454
With property collateral | Nonperforming | More than 80% and less than or equal to 100%
Credit risk
Financial assets	433
With property collateral | Nonperforming | More than 100%
Credit risk
Financial assets	€ 1,064